Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000218613 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218613 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218613 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218613 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218613 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218613 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218613 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218613 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218613 | 233051879 | Xtrackers Harvest CSI 300 China A-Shares ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218613 | 46138G888 | Invesco Short Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218613 | 60934N104 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218613 | 84857L101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218613 | 552690109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218613 | 03957W106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218613 | 894164102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218613 | 16119P108 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218613 | 74366E102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000218613 | 163086101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218613 | 78573L106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000218613 | 83571B100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000218613 | 313855108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000218613 | 925550105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000218613 | 464286780 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000218613 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000218613 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000218613 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172452 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000172452 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172452 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000172452 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000172452 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172452 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000172452 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172452 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172452 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172452 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172452 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	98.70%
C000172452 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172452 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172452 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172452 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172452 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172452 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172452 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172452 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000172452 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000172452 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000172452 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000172452 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000172452 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000235579 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235579 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235579 | 80687P106 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235579 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235579 | 37733W204 | GSK plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235579 | 925458101 | Vestas Wind Systems A/S
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235579 | 336433107 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235579 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235579 | 85472N109 | Stantec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235579 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235579 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	5.20%
C000235579 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000235579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235579 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000235579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000235579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235579 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000235579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000235579 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000235579 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	94.80%